Classification of Expenses By Nature - Details of Classification of Expenses By Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense By Nature [Abstract]
Advertising expenses	₩ 30,084	₩ 14,948	₩ 17,263
Fees and commissions	230,412	249,210	195,173
Lease expenses	920	1,496	2,604
Outsourcing expenses	9,500	7,875	6,176
Salaries	32,340	26,935	23,137
Expenses related to defined contribution plans	2,030	1,807	1,546
Employee benefits	3,329	3,026	2,655
Depreciation	3,783	2,748	545
Amortization	1,137	905	868
Other expenses	2,944	3,214	2,915
Total expenses, by nature	₩ 316,479	₩ 312,164	₩ 252,882